GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.1 - Schedule 6

Redacted ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
391002238	3	3	[3] Final Application Missing [3] Missing Initial Signed Application		2	[2] GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ
391002237	1	1			1					Cashout Refi	Owner Occ
391002235	3	3	[3] Final Application Missing [2] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	85	85	38.95
391002229	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Cashout Refi	Owner Occ	94.76	94.76	45.49
391002228	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Title Insurance Disclsoure [2] State - Missing Tangible Net Benefit Disclosure [2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	100	43.15
391002227	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Mortgage/DOT Incomplete	Mortgage is incomplete due to missing borrowers signatures and Notary acknowledgement.	3	[3] HUD-1 Incomplete [3] ROR Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Date not within 3 days of Initial Application Date	Final HUD is incomplete due to not being signed by the borrower or stamped by settlement agent. ROR is incomplete due to missing borrowers signatures.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90.3	90.3
391002225	3	3	[3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to missing pages and not reflecting borrower credit scores.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $90 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed an origination fee of $3405 as a prepaid finance charge, however the HUD reflects an origination fee of $3495.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	87.59	87.59
391002220	3	1			3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	85.06	85.06	76
391001760	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	86.05	86.05	47.47
391001567	1	1			1					Cashout Refi	Owner Occ	80.62	80.62	42.62
391001566	2	1			2	[2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	97.75	97.75	55.47
391001424	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Insurance Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	82.56	82.56	21.07